SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS’ EQUITY

a.	Ordinary shares:

The ordinary shares confer upon their holders the right to attend and vote at general meetings of the shareholders. Subject to the rights of holders of shares with limited or preferred rights which may be issued in the future, the ordinary shares of the Company confer upon the holders thereof equal rights to receive dividends, and to participate in the distribution of the assets of the Company upon its winding-up, in proportion to the amount paid up or credited as paid up on account of the nominal value of the shares held by them respectively and in respect of which such dividends are being paid or such distribution is being made, without regard to any premium paid in excess of the nominal value, if any.

b.	Issuance of shares:

On October 10, 2018, the Company entered into a Master Clinical Trial Collaboration Agreement (the “Master Clinical Agreement”) with Bristol Myers Squibb to evaluate the safety and tolerability of the Company’s COM701 in combination with Bristol-Myers Squibb’s PD-1 immune checkpoint inhibitor Opdivo® (nivolumab), in patients with advanced solid tumors. In conjunction with the Master Clinical Agreement, Bristol Myers Squibb made a $ 12,000 equity investment in the Company.

Under the terms of the securities purchase agreement, Bristol Myers Squibb purchased 2,424,243 ordinary shares of the Company at a purchase price of $ 4.95 per share. The share price represented a 33% premium over the average closing price of Compugen’s ordinary shares for twenty (20) Nasdaq trading days prior to the execution of the securities purchase agreement. The investment closed on October 12, 2018.

The premium over the fair market value in the amount of $ 4,121 represents the relative fair value of deferred participation of Bristol Myers Squibb in R&D expenses (which are amortized over the period of the clinical trial, based on the progress in the R&D) and $ 7,788 (net of $ 91 issuance expenses) were considered equity investment.

In conjunction with the signing of the amendment to the Master Clinical Agreement in November 2021, Bristol Myers Squibb made a $ 20,000 investment in the Company, purchasing 2,332,815 ordinary shares of the Company at a purchase price of $ 8.57333 per share. The share price represented a 33% premium over the closing price of Company’s ordinary shares on the last Nasdaq trading day immediately prior to the execution of the securities purchase agreement.

b.	Issuance of shares: (Cont.)

The premium over the fair market value in the amount of $ 5,000 represents the relative fair value of deferred participation of Bristol-Myers Squibb in R&D expenses (which are amortized over the period of the clinical trial, based on the progress in the R&D) and $ 14,958 (net of $ 42 issuance expenses) were considered equity investment.

On January 31, 2023, the Company entered into a Sales Agreement with Leerink Partners LLC (previously known as SVB Securities LLC) (“Leerink Partners”), as sales agent, pursuant to which the Company may offer and sell, from time to time through Leerink Partners, its ordinary shares through an “at the market offering” (ATM). The offer and sale of the Company’s ordinary shares, if any, are made pursuant to the Company’s shelf registration statement on Form F-3, as supplemented by a prospectus supplement filed on January 31, 2023. Pursuant to the applicable prospectus supplement, the Company may offer and sell up to $50,000 of its ordinary shares. From the date the Company started selling ordinary shares in 2023 through its ATM and through December 31, 2024, 2,905,550 ordinary shares were issued and sold through the ATM, with proceeds of approximately $ 3,625 (net of $ 548 issuance expenses).

c.	Share option plan:

Under the Company’s 2010 Share Option Plan, as amended (the “Plan”), options and RSUs may be granted to employees, directors and non-employees of the Company and Compugen USA, Inc.

Under the 2010 Share Option Plan the Company reserved for issuance up to an aggregate of 14,195,152 options and RSUs. The Company’s board of directors last amended the Plan in July 2024, to increase the number of shares available under the 2010 Plan. As of December 31, 2024, an aggregate of 891,922 options and RSUs under the 2010 Share Option Plan of the Company were still available for future grants.

In general, options granted under the Plan vest over a four-year period and expire 10 years from the date of grant and are granted at an exercise price of not less than the fair market value of the Company’s ordinary shares on the date of grant, unless otherwise determined by the Company’s board of directors. The exercise price of the options granted under the Plan may not be less than the nominal value of the shares into which such options are exercisable, and the expiration date may not be later than 10 years from the date of grant. RSUs vest over a four-year period as well. If a grantee leaves his or her employment or other relationship with the Company, or if his or her relationship with the Company is terminated without cause (and other than by reason of death or disability, as defined in the Plan), the term of his or her unexercised options will generally expire in 90 days, unless determined otherwise by the Company.

c.	Share option plan (Cont.):

Any options that are cancelled, forfeited or expired become available for future grants.

Transactions related to the grant of options to employees, directors and non-employees under the above Plan during the year ended December 31, 2024, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	8,373,745	4.65	6.61	1,912
Options granted	1,027,200	1.88
Options exercised	(11,053)	0.94
Options forfeited	(495,781)	3.33
Options expired	(238,390)	7.67

Options outstanding at end of year	8,655,721	4.31	6.05	802

Exercisable at end of year	5,920,552	5.36	4.93	286

Weighted average fair value of options granted to employees, directors and non-employees during the years 2024, 2023 and 2022 was $ 1.20, $ 0.70 and $ 1.51 per share, respectively.

Aggregate intrinsic value of exercised options by employees, directors and non-employees during the years 2024, 2023 and 2022 was $ 9, $ 0 and $ 19, respectively. The aggregate intrinsic value of the exercised options represents the total intrinsic value (the difference between the sale price of the Company’s share at the date of exercise, and the exercise price) multiplied by the number of options exercised.

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company’s closing share price on the last trading day of calendar 2024 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2024. This amount is impacted by the changes in the fair market value of the Company’s shares.

As of December 31, 2024, the total unrecognized estimated compensation cost related to non-vested share options granted prior to that date was $ 3,602 which is expected to be recognized over a weighted average period of approximately 2.56 years.

d.	RSUs

A summary of RSUs activity for the year ended December 31, 2024 is as follows:

	Number of RSUs	Weighted average grant date per value
		$

RSUs outstanding at beginning of year	-
RSUs granted	319,150	1.70
RSUs forfeited	(1,800)	1.69

RSUs outstanding at end of year	317,350	1.70

e.	Employee Share Purchase Plan:

The Company adopted an ESPP in November 2020, with the first offering period starting on January 1, 2021. In connection with its adoption, a total of 600,000 ordinary shares were reserved for issuance under this plan.

The ESPP is implemented through six-month offering periods (except for the first offering period that was five months). According to the ESPP, eligible employees and non-employees may use up to 15% of their base salaries to purchase ordinary shares up to an aggregate limit of $ 40 per participant for every calendar year. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the first day of each offering period or on the last day of such period.

In the years ended December 31, 2024, 2023 and 2022, 0, 0 and 158,025 ordinary shares, respectively, had been purchased under the ESPP and as of December 31, 2024, no ordinary shares were available for issuance under the ESPP.

f.	The share-based compensation expenses related to options, RSUs and ESPP are included as follows in the expense categories:

	Year ended December 31,
	2024	2023	2022

Research and development expenses	$1,460	$1,933	$2,158
Marketing and business development expenses	115	(41)	269
General and administrative expenses	1,448	1,658	1,901

	$3,023	$3,550	$4,328